Segment and Geographic Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011 Segment
Segment Reporting Information [Line Items]
Number of operating segments	3	3	3